Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue from External Customer [Line Items]
Total net revenues	¥ 4,456,215	$ 648,129	¥ 8,363,724	¥ 8,376,099
Sales of PV modules
Revenue from External Customer [Line Items]
Total net revenues	3,535,509	514,218	7,469,668	7,026,074
Sales of PV systems
Revenue from External Customer [Line Items]
Total net revenues	10,329	1,502	47,958	127,353
Sales of PV cells, wafers and raw materials
Revenue from External Customer [Line Items]
Total net revenues	277,433	40,351	625,937	746,261
Processing fee of PV cells and PV modules
Revenue from External Customer [Line Items]
Total net revenues	89,134	12,964	157,586	308,386
Other revenues
Revenue from External Customer [Line Items]
Total net revenues	85,785	12,477	47,080	74,607
Rendering Of EPC Services [Member]
Revenue from External Customer [Line Items]
Total net revenues	¥ 458,025	$ 66,617	¥ 15,495	¥ 93,418